Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 5,125	¥ 12,990	¥ 650
Amortization of net actuarial loss	(93)	59	79
Prior service credit due to amendments	(278)	0	881
Amortization of prior service credit	(72)	(84)	(47)
Settlements	(148)	0	0
Total recognized in other comprehensive income (loss), pre-tax	4,534	12,965	1,563
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	3,226	5,728	4,810
Amortization of net actuarial loss	9	11	9
Prior service credit due to amendments	(179)	(145)	(36)
Amortization of prior service credit	(322)	(354)	(329)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	(78)	641	60
Total recognized in other comprehensive income (loss), pre-tax	¥ 2,657	¥ 5,882	¥ 4,515